Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2019
Securities sold under repurchase agreements
Securities sold under repurchase agreements

19.   Securities sold under repurchase agreements

As of December 31, 2019 and 2018, the Bank has financing transactions under repurchase agreements for $40.5 million and $39.8 million, respectively.

During the year ended December 31, 2019 and 2018, interest expense related to financing transactions under repurchase agreements totaled $1.1 million and $635 thousand, respectively. These expenses are included as interest expense – borrowings and debt line in the consolidated statement of profit or loss.